Revenue from Contract with Customers - Schedule of Information on Geographical Regions (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
Schedule of Information on Geographical Regions [Line Items]
Contracts with customers	$ 2,767,888	$ 2,767,888	$ 3,633,422	$ 3,633,422	$ 299,228	$ 299,228
Australia [Member]
Schedule of Information on Geographical Regions [Line Items]
Contracts with customers
United States [Member]
Schedule of Information on Geographical Regions [Line Items]
Contracts with customers		$ 2,767,888		$ 3,633,422	$ 299,228	$ 299,228